GEOGRAPHICAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Geographical Information
Crude oil and natural gas sales	$ 1,663,016	$ 2,353,374	$ 1,482,575
Depletion, depreciation, accretion and impairment	377,495	309,367	274,756
Property, plant and equipment	1,521,228	1,333,589	1,267,392
Deferred income tax asset	133,023	154,998	380,858
Deferred income tax liability	117,556	55,361
U.S.
Geographical Information
Crude oil and natural gas sales	1,663,016	2,205,876	1,355,255
Depletion, depreciation, accretion and impairment	359,756	286,438	246,949
Property, plant and equipment	1,518,656	1,329,545	1,179,070
Deferred income tax asset			162,582
Deferred income tax liability	117,556	55,361
Canada
Geographical Information
Crude oil and natural gas sales		147,498	127,320
Depletion, depreciation, accretion and impairment	17,739	22,929	27,807
Property, plant and equipment	2,572	4,044	88,322
Deferred income tax asset	$ 133,023	$ 154,998	$ 218,276